GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
GOODWILL AND INTANGIBLES
NOTE 7:-	GOODWILL AND INTANGIBLES

a. Goodwill:

The changes in the carrying amount of goodwill for the years ended December 31, 2022, is as follows:

Balance as of January 1, 2022	$45,800
Acquired through business combination (*)	792
Goodwill Impairment (**)	(44,829)
Foreign currency translation adjustments	(1,763)

Balance as of December 31, 2022	$-

(*) Resulting from Magrab acquisition, see also Notes 1(d).
(**)The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.

b. Intangible assets:

	December 31,
	2024	2023
Original amounts:
Customer relationships	$13,983	$13,983
Accumulated amortization:
Customer relationships	(10,302)	(7,687)
Impairment charges (3)	(3,236)	-
Foreign currency translation adjustment	(181)	(39)

Total intangibles assets	$263	$6,257

(1)	Amortization expense amounted to $2,617 and $2,620 for the years ended December 31, 2024 and 2023, respectively.
(2)	Estimated amortization expenses for 2025 are $263.
(3)	See also Note 2k.